UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc. 8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.             REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P 500® Index Fund (Initial Class and Class L)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

A year ago, no one was forecasting the best year in equities since the 1990s. At the start of the year, the U.S. economy was lackluster with the start of sequestration and higher taxes and Europe was still technically in a recession and Asia was slowing down. But the easy monetary policies of central bankers helped the economic numbers turn slowly upward in economies still bogged down by the financial crisis. Not many market participants forecasted such a wonderful year which started out slowly, but gained momentum as the year continued. The world economy appears to be moving slowly upward with the U.S. leading the way for developed nations and Euroland finally eking out positive GDP numbers. Central Banks around the world were and still remain supportive the global economy with low policy rates. During the year, the Bank of Japan aggressively added to its quantitative easing program and in November the European Central Bank unexpectedly lowered its main policy rate to 0.25%. But at the end of the year, the Federal Reserve felt comfortable enough with economic growth and the declining unemployment numbers to announce the partial withdrawal of stimulus. In January of 2014, the Federal Reserve will start the tapering of their quantitative easing program removing $10 billion of the monthly $85 billion. Depending on the economic and inflation data they will likely remove all quantitative easing by the fourth quarter of 2014, but have given forward rate guidance that policy rates will remain low for a prolonged period of time.

In 2013, long-term bond yields rose sharply in the U.S. with the Federal Reserve taking its first steps to pare its unprecedented easing program. The yield on the ten-year Treasury note rose to 3.03% from 1.76% at the end of 2012. The Federal Funds rate remained at the historical low target range of 0.0% to 0.25%. The CBOE SPX Volatility Index (VIX) traded lower from 14.46 in January to 13.72 at the end of the year. The Federal Reserve is targeting the unemployment rate within a range of at 6.5% and inflation at around 2%. In 2013, the U.S. unemployment rate dropped to 6.7% from 7.9%.

For the 12 month period ended December 31, 2013, the Great-West S&P 500® Index Fund (Initial Class shares) returned 31.62% net of fees. The S&P 500® Index increased 32.39% on a total return basis. The small cap space outperformed the large cap space, with the Russell 2000® Index and S&P SmallCap 600® Index indexes ending the year 38.82% and 41.31% higher, respectively. The mid cap space also outperformed the large cap space, with the S&P Midcap 400® Index ending the year up 33.50%. In the Russell 1000® style indexes, Growth outperformed Value during 2013. All ten sectors in the S&P 500® advanced in 2013. Consumer discretionary experienced the best sector performance, rising 43.1%. Telecommunication services was the worst performing sector, rising only 11.5%. At the single stock level, Google Inc. Class A (GOOG) was the best performing stock in the S&P 500®, gaining 58.4% and contributing 0.86% to the index performance. Newmont Mining Corporation (NEM) was the worst performing stock, dropping 48.5% and contributing 0.09% of negative performance to the index.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	S&P 500® Index
	10,000.00	10,000.00
2004	11,024.00	11,088.00
2005	11,494.72	11,632.42
2006	13,243.07	13,469.18
2007	13,882.71	14,209.18
2008	8,676.70	8,951.78
2009	10,920.49	11,320.42
2010	12,490.25	13,025.28
2011	12,677.60	13,300.11
2012	14,632.49	15,428.13
2013	19,258.80	20,425.01

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years / Since Inception
Initial Class	31.62%	17.29%	6.77%
Class L	31.28%	--	17.69%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2013

Sector	% of Fund Investments
Basic Materials	3.18%
Communications	11.61%
Consumer, Cyclical	9.40%
Consumer, Non-cyclical	21.16%
Diversified	0.05%
Energy	10.04%
Financial	16.14%
Industrial	10.70%

Technology	12.19%
Utilities	2.73%
Short Term Investments	2.80%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period (06/29/13 – 12/31/13)

Initial Class
Actual	$1,000.00	$1,159.30	$3.35*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$3.13*

Class L

Actual	$1,000.00	$1,158.40	$4.64**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$4.35**

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

**Expenses are equal to the Fund’s annualized expense ratio of 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.17%
22,861	Air Products & Chemicals Inc	$2,555,403
7,297	Airgas Inc	816,169
110,022	Alcoa Inc (a)	1,169,534
11,099	Allegheny Technologies Inc	395,457
6,212	CF Industries Holdings Inc	1,447,645
14,832	Cliffs Natural Resources Inc (a)	388,747
128,226	Dow Chemical Co	5,693,234
16,153	Eastman Chemical Co	1,303,547
28,872	Ecolab Inc	3,010,483
98,253	EI du Pont de Nemours & Co	6,383,497
14,169	FMC Corp	1,069,193
110,620	Freeport-McMoRan Copper & Gold Inc	4,174,799
8,978	International Flavors & Fragrances Inc	771,928
47,513	International Paper Co	2,329,562
46,667	LyondellBasell Industries NV Class A	3,746,427
18,584	MeadWestvaco Corp	686,307
56,174	Monsanto Co	6,547,080
36,106	Mosaic Co	1,706,731
53,132	Newmont Mining Corp	1,223,630
33,741	Nucor Corp	1,801,095
15,231	PPG Industries Inc	2,888,712
31,907	Praxair Inc	4,148,867
9,254	Sherwin-Williams Co	1,698,109
12,826	Sigma-Aldrich Corp	1,205,772
14,640	United States Steel Corp (a)	431,880

		57,593,808

Communications — 11.60%
39,566	Amazon.com Inc (b)(c)	15,778,525
562,764	AT&T Inc (c)	19,786,782
22,642	Cablevision Systems Corp Class A	405,971
59,617	CBS Corp Class B	3,799,987
63,142	CenturyLink Inc	2,011,073
573,331	Cisco Systems Inc	12,871,281
278,389	Comcast Corp Class A	14,466,484
154,600	Corning Inc	2,754,972
35,227	Crown Castle International Corp (b)	2,586,719
52,202	DIRECTV (b)	3,606,636
24,920	Discovery Communications Inc Class A (b)	2,253,266
124,363	eBay Inc (b)	6,826,285
11,194	Expedia Inc	779,774
8,387	F5 Networks Inc (b)	762,043
175,789	Facebook Inc Class A (b)	9,608,627
100,877	Frontier Communications Corp (a)	469,078
24,120	Gannett Co Inc	713,470
29,930	Google Inc Class A (b)(c)	33,542,850
530	Graham Holdings Co Class B (b)	351,560
11,689	Harris Corp	816,009
48,333	Interpublic Group of Cos Inc	855,494
56,733	Juniper Networks Inc (b)	1,280,464
25,608	Motorola Solutions Inc	1,728,540
6,255	Netflix Inc (b)	2,302,903
53,735	News Corp Class A (b)	968,305

Shares		Fair Value

Communications — (continued)
26,566	Nielsen Holdings	$1,219,114
28,361	Omnicom Group Inc	2,109,207
5,527	priceline.com Inc (b)	6,424,585
11,503	Scripps Networks Interactive Inc Class A	993,974
73,742	Symantec Corp	1,738,836
30,113	Time Warner Cable Inc	4,080,312
96,649	Time Warner Inc	6,738,368
11,461	TripAdvisor Inc (b)	949,315
209,632	Twenty-First Century Fox Inc Class A	7,374,854
14,769	VeriSign Inc (a)(b)	882,891
306,023	Verizon Communications Inc (c)	15,037,970
43,449	Viacom Inc Class B	3,794,836
174,584	Walt Disney Co	13,338,218
62,969	Windstream Holdings Inc (a)	502,493
100,784	Yahoo! Inc (b)	4,075,705

		210,587,776

Consumer, Cyclical — 9.39%
6,577	AutoNation Inc (b)	326,811
3,636	AutoZone Inc (b)	1,737,790
22,940	Bed Bath & Beyond Inc (b)	1,842,082
29,989	Best Buy Co Inc	1,195,961
24,342	BorgWarner Inc	1,360,961
23,303	CarMax Inc (b)	1,095,707
47,951	Carnival Corp	1,926,192
3,324	Chipotle Mexican Grill Inc (b)	1,770,961
29,961	Coach Inc	1,681,711
46,612	Costco Wholesale Corp	5,547,294
127,151	CVS Caremark Corp	9,100,197
13,564	Darden Restaurants Inc	737,475
29,914	Delphi Automotive PLC	1,798,729
90,397	Delta Air Lines Inc	2,483,206
32,229	Dollar General Corp (b)	1,944,053
22,230	Dollar Tree Inc (b)	1,254,217
28,913	DR Horton Inc (b)	645,338
10,477	Family Dollar Stores Inc	680,691
29,004	Fastenal Co	1,377,980
420,838	Ford Motor Co	6,493,530
5,344	Fossil Group Inc (b)	640,959
13,335	GameStop Corp Class A	656,882
29,917	Gap Inc	1,169,156
119,537	General Motors Co (b)	4,885,477
17,091	Genuine Parts Co	1,421,800
24,386	Goodyear Tire & Rubber Co	581,606
24,533	Harley-Davidson Inc	1,698,665
6,885	Harman International Industries Inc	563,537
12,114	Hasbro Inc	666,391
150,436	Home Depot Inc	12,386,900
29,575	International Game Technology	537,082
73,169	Johnson Controls Inc	3,753,570
21,503	Kohl’s Corp	1,220,295
25,661	L Brands Inc	1,587,133
16,952	Lennar Corp Class A	670,621
112,946	Lowe’s Cos Inc	5,596,474
40,639	Macy’s Inc	2,170,123
24,718	Marriott International Inc Class A	1,220,080

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Consumer, Cyclical — (continued)
36,486	Mattel Inc	$1,736,004
106,657	McDonald’s Corp	10,348,929
19,113	Michael Kors Holdings Ltd (b)	1,551,784
5,865	Mohawk Industries Inc (b)	873,299
31,719	Newell Rubbermaid Inc	1,028,013
79,832	NIKE Inc Class B	6,277,989
16,379	Nordstrom Inc	1,012,222
12,067	O’Reilly Automotive Inc (b)	1,553,144
37,421	PACCAR Inc	2,214,201
11,539	PetSmart Inc	839,462
36,403	PulteGroup Inc	741,529
8,304	PVH Corp	1,129,510
6,567	Ralph Lauren Corp	1,159,535
24,179	Ross Stores Inc	1,811,732
77,352	Southwest Airlines Co	1,457,312
72,745	Staples Inc	1,155,918
80,231	Starbucks Corp	6,289,308
21,073	Starwood Hotels & Resorts Worldwide Inc	1,674,250
67,817	Target Corp	4,290,782
11,985	Tiffany & Co	1,111,968
76,860	TJX Cos Inc	4,898,288
11,256	Urban Outfitters Inc (b)	417,598
36,564	VF Corp	2,279,400
172,834	Wal-Mart Stores Inc	13,600,307
92,781	Walgreen Co	5,329,341
8,307	Whirlpool Corp	1,303,036
6,562	WW Grainger Inc	1,676,066
13,920	Wyndham Worldwide Corp	1,025,765
8,599	Wynn Resorts Ltd	1,670,012
48,071	Yum! Brands Inc	3,634,648

		170,518,989

Consumer, Non-cyclical — 21.14%
165,174	Abbott Laboratories	6,331,119
169,204	AbbVie Inc	8,935,663
18,547	Actavis PLC (b)	3,115,896
21,803	ADT Corp (a)	882,367
39,259	Aetna Inc	2,692,775
20,844	Alexion Pharmaceuticals Inc (b)	2,773,503
31,694	Allergan Inc	3,520,570
4,684	Alliance Data Systems Corp (b)	1,231,564
214,836	Altria Group Inc	8,247,554
24,621	AmerisourceBergen Corp	1,731,103
80,512	Amgen Inc	9,191,250
68,951	Archer-Daniels-Midland Co	2,992,473
51,111	Automatic Data Processing Inc	4,130,280
10,326	Avery Dennison Corp	518,262
45,696	Avon Products Inc	786,885
57,811	Baxter International Inc	4,020,755
16,936	Beam Inc	1,152,664
20,685	Becton Dickinson & Co	2,285,486
25,360	Biogen Idec Inc (b)	7,094,460
148,533	Boston Scientific Corp (b)	1,785,367
175,464	Bristol-Myers Squibb Co	9,325,912
17,168	Brown-Forman Corp Class B	1,297,386
18,776	Campbell Soup Co	812,625
35,832	Cardinal Health Inc	2,393,936
24,094	CareFusion Corp (b)	959,423

Shares		Fair Value

Consumer, Non-cyclical — (continued)
44,140	Celgene Corp (b)	$7,457,894
30,254	Cigna Corp	2,646,620
11,189	Cintas Corp	666,753
13,553	Clorox Co	1,257,176
405,695	Coca-Cola Co (c)	16,759,260
27,014	Coca-Cola Enterprises Inc	1,192,128
94,125	Colgate-Palmolive Co	6,137,891
44,383	ConAgra Foods Inc	1,495,707
17,480	Constellation Brands Inc Class A (b)	1,230,242
49,507	Covidien PLC	3,371,427
8,376	CR Bard Inc	1,121,881
18,294	DaVita HealthCare Partners Inc (b)	1,159,291
15,274	DENTSPLY International Inc	740,484
21,763	Dr Pepper Snapple Group Inc	1,060,293
12,177	Edwards Lifesciences Corp (b)	800,760
106,410	Eli Lilly & Co	5,426,910
12,645	Equifax Inc	873,643
27,145	Estee Lauder Cos Inc Class A	2,044,561
87,226	Express Scripts Holding Co (b)	6,126,754
25,178	Forest Laboratories Inc (b)	1,511,435
69,310	General Mills Inc	3,459,262
163,610	Gilead Sciences Inc (b)	12,295,292
30,730	H&R Block Inc	892,399
15,815	Hershey Co	1,537,692
14,430	Hormel Foods Corp	651,803
16,871	Hospira Inc (b)	696,435
16,656	Humana Inc	1,719,232
4,171	Intuitive Surgical Inc (b)	1,601,998
17,738	Iron Mountain Inc	538,348
11,683	JM Smucker Co	1,210,592
301,513	Johnson & Johnson (c)	27,615,576
27,103	Kellogg Co	1,655,180
41,175	Kimberly-Clark Corp	4,301,141
63,308	Kraft Foods Group Inc	3,413,567
53,984	Kroger Co	2,133,988
10,206	Laboratory Corp of America Holdings (b)	932,522
18,409	Life Technologies Corp (b)	1,395,402
40,449	Lorillard Inc	2,049,955
11,059	MasterCard Inc Class A	9,239,352
13,777	McCormick & Co Inc	949,511
29,419	McGraw Hill Financial Inc	2,300,566
24,711	McKesson Corp	3,988,355
21,255	Mead Johnson Nutrition Co Class A	1,780,319
107,722	Medtronic Inc	6,182,166
313,629	Merck & Co Inc (c)	15,697,131
16,800	Molson Coors Brewing Co Class B	943,320
187,352	Mondelez International Inc Class A	6,613,526
14,800	Monster Beverage Corp (b)	1,002,996
20,221	Moody’s Corp	1,586,742
41,268	Mylan Inc (b)	1,791,031
9,835	Patterson Cos Inc	405,202
164,626	PepsiCo Inc	13,654,080
14,238	Perrigo Co PLC	2,184,964
692,352	Pfizer Inc (c)	21,206,742
171,154	Philip Morris International Inc	14,912,648

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Consumer, Non-cyclical — (continued)
290,380	Procter & Gamble Co (c)	$23,639,836
22,853	Quanta Services Inc (b)	721,241
16,339	Quest Diagnostics Inc	874,790
8,299	Regeneron Pharmaceuticals Inc (b)	2,284,217
34,402	Reynolds American Inc	1,719,756
15,454	Robert Half International Inc	648,913
27,152	Safeway Inc	884,341
30,192	St Jude Medical Inc	1,870,394
31,111	Stryker Corp	2,337,681
63,420	Sysco Corp	2,289,462
11,615	Tenet Healthcare Corp (b)	489,224
17,062	Total System Services Inc	567,823
29,596	Tyson Foods Inc Class A	990,282
108,620	UnitedHealth Group Inc	8,179,086
12,016	Varian Medical Systems Inc (b)	933,523
24,711	Vertex Pharmaceuticals Inc (b)	1,836,027
31,945	WellPoint Inc	2,951,399
59,959	Western Union Co	1,034,293
39,603	Whole Foods Market Inc	2,290,242
18,637	Zimmer Holdings Inc	1,736,782
53,509	Zoetis Inc	1,749,209

		383,857,944

Diversified — 0.05%
32,959	Leucadia National Corp	934,058

Energy — 10.04%
53,469	Anadarko Petroleum Corp	4,241,161
43,047	Apache Corp	3,699,459
47,193	Baker Hughes Inc	2,607,885
44,722	Cabot Oil & Gas Corp	1,733,425
26,405	Cameron International Corp (b)	1,571,890
56,149	Chesapeake Energy Corp	1,523,884
205,446	Chevron Corp (c)	25,662,260
130,135	ConocoPhillips	9,194,038
24,756	CONSOL Energy Inc	941,718
39,448	Denbury Resources Inc (b)	648,131
40,402	Devon Energy Corp	2,499,672
6,921	Diamond Offshore Drilling Inc (a)	393,943
24,546	Ensco PLC Class A	1,403,540
28,869	EOG Resources Inc	4,845,373
15,944	EQT Corp	1,431,452
466,675	Exxon Mobil Corp (c)	47,227,510
25,021	FMC Technologies Inc (b)	1,306,346
90,856	Halliburton Co	4,610,942
11,581	Helmerich & Payne Inc	973,731
31,088	Hess Corp	2,580,304
71,628	Kinder Morgan Inc	2,578,608
75,418	Marathon Oil Corp	2,662,255
32,158	Marathon Petroleum Corp	2,949,853
19,889	Murphy Oil Corp	1,290,398
30,101	Nabors Industries Ltd	511,416
45,625	National Oilwell Varco Inc	3,628,556
13,433	Newfield Exploration Co (b)	330,855
27,273	Noble Corp PLC	1,021,919
37,542	Noble Energy Inc	2,556,986
85,613	Occidental Petroleum Corp	8,141,796
21,434	ONEOK Inc	1,332,766

Shares		Fair Value

Energy — (continued)
28,954	Peabody Energy Corp	$565,472
64,046	Phillips 66	4,939,868
14,541	Pioneer Natural Resources Co	2,676,562
19,137	QEP Resources Inc	586,549
17,416	Range Resources Corp	1,468,343
12,537	Rowan Cos PLC Class A (b)	443,308
141,571	Schlumberger Ltd	12,756,963
36,554	Southwestern Energy Co (b)	1,437,669
71,477	Spectra Energy Corp	2,546,011
14,656	Tesoro Corp	857,376
35,931	Transocean Ltd	1,775,710
57,640	Valero Energy Corp	2,905,056
71,340	Williams Cos Inc	2,751,584
19,744	WPX Energy Inc (b)	402,383

		182,214,926

Financial — 16.13%
36,300	Ace Ltd	3,758,139
49,406	Aflac Inc	3,300,321
49,932	Allstate Corp	2,723,291
98,419	American Express Co	8,929,556
157,561	American International Group Inc	8,043,489
41,558	American Tower Corp REIT	3,317,160
21,356	Ameriprise Financial Inc	2,457,008
32,160	Aon PLC	2,697,902
14,603	Apartment Investment & Management Co REIT Class A	378,364
7,533	Assurant Inc	499,965
12,985	AvalonBay Communities Inc REIT	1,535,217
1,139,430	Bank of America Corp (c)	17,740,925
124,514	Bank of New York Mellon Corp	4,350,519
73,698	BB&T Corp	2,750,409
192,836	Berkshire Hathaway Inc Class B (b)(c)	22,862,636
13,365	BlackRock Inc Class A	4,229,622
15,742	Boston Properties Inc REIT	1,580,025
62,169	Capital One Financial Corp	4,762,767
31,347	CBRE Group Inc Class A (b)	824,426
123,034	Charles Schwab Corp	3,198,884
27,539	Chubb Corp	2,661,094
15,185	Cincinnati Financial Corp	795,238
325,115	Citigroup Inc (c)	16,941,743
32,854	CME Group Inc	2,577,725
19,887	Comerica Inc	945,428
52,104	Discover Financial Services	2,915,219
26,080	E*TRADE Financial Corp (b)	512,211
35,585	Equity Residential REIT	1,845,794
94,669	Fifth Third Bancorp	1,990,889
43,130	Franklin Resources Inc	2,489,895
59,274	General Growth Properties Inc REIT	1,189,629
49,947	Genworth Financial Inc Class A (b)	775,677
44,812	Goldman Sachs Group Inc	7,943,375
48,671	Hartford Financial Services Group Inc	1,763,350
47,784	HCP Inc REIT	1,735,515
29,941	Health Care Inc REIT	1,603,939
79,519	Host Hotels & Resorts Inc REIT	1,545,849
51,339	Hudson City Bancorp Inc	484,127

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Financial — (continued)
92,749	Huntington Bancshares Inc	$895,028
12,122	Intercontinental Exchange Group Inc	2,726,480
48,051	Invesco Ltd	1,749,056
401,582	JPMorgan Chase & Co (c)	23,484,515
97,742	KeyCorp	1,311,698
41,891	Kimco Realty Corp REIT	827,347
13,058	Legg Mason Inc (a)	567,762
29,025	Lincoln National Corp	1,498,270
33,338	Loews Corp	1,608,225
13,776	M&T Bank Corp	1,603,802
14,637	Macerich Co REIT	861,973
57,550	Marsh & McLennan Cos Inc	2,783,118
119,548	MetLife Inc	6,446,028
148,621	Morgan Stanley	4,660,755
14,317	NASDAQ OMX Group Inc	569,817
23,873	Northern Trust Corp	1,477,500
36,135	People’s United Financial Inc	546,361
16,466	Plum Creek Timber Co Inc REIT	765,834
56,638	PNC Financial Services Group Inc	4,393,976
30,380	Principal Financial Group Inc	1,498,038
60,209	Progressive Corp	1,641,899
53,209	Prologis Inc REIT	1,966,073
49,599	Prudential Financial Inc	4,574,020
15,406	Public Storage REIT	2,318,911
149,805	Regions Financial Corp	1,481,571
33,420	Simon Property Group Inc REIT	5,085,187
47,549	SLM Corp	1,249,588
47,983	State Street Corp	3,521,472
58,127	SunTrust Banks Inc	2,139,655
27,623	T Rowe Price Group Inc	2,313,979
9,845	Torchmark Corp	769,387
38,892	Travelers Cos Inc Class A	3,521,282
29,858	Unum Group	1,047,419
195,098	US Bancorp	7,881,959
31,256	Ventas Inc REIT	1,790,344
54,400	Visa Inc Class A	12,113,792
18,180	Vornado Realty Trust REIT	1,614,202
512,076	Wells Fargo & Co (c)	23,248,250
61,962	Weyerhaeuser Co REIT	1,956,140
32,404	XL Group PLC	1,031,743
20,151	Zions Bancorporation	603,724

		292,803,502

Industrial — 10.69%
68,327	3M Co	9,582,862
35,747	Agilent Technologies Inc	2,044,371
9,800	Allegion PLC	433,062
25,787	AMETEK Inc	1,358,201
17,352	Amphenol Corp Class A	1,547,451
16,288	Ball Corp	841,438
10,671	Bemis Co Inc	437,084
74,168	Boeing Co	10,123,190
68,298	Caterpillar Inc	6,202,141
16,925	CH Robinson Worldwide Inc	987,405
110,885	CSX Corp	3,190,161
19,021	Cummins Inc	2,681,390
63,807	Danaher Corp	4,925,900
40,898	Deere & Co	3,735,214

Shares		Fair Value

Industrial — (continued)
18,200	Dover Corp	$1,757,028
50,207	Eaton Corp PLC	3,821,757
75,202	Emerson Electric Co	5,277,676
21,907	Expeditors International of Washington Inc	969,385
31,366	FedEx Corp	4,509,490
15,437	FLIR Systems Inc	464,654
15,315	Flowserve Corp	1,207,281
17,502	Fluor Corp	1,405,236
12,806	Garmin Ltd (a)	591,893
35,615	General Dynamics Corp	3,403,013
1,080,806	General Electric Co (c)	30,294,992
84,058	Honeywell International Inc	7,680,380
44,279	Illinois Tool Works Inc	3,722,978
29,400	Ingersoll-Rand PLC Class A	1,811,040
20,145	Jabil Circuit Inc	351,329
13,884	Jacobs Engineering Group Inc (b)	874,553
10,893	Joy Global Inc	637,132
11,732	Kansas City Southern	1,452,774
10,228	L-3 Communications Holdings Inc	1,092,964
14,916	Leggett & Platt Inc	461,501
28,735	Lockheed Martin Corp	4,271,745
36,755	Masco Corp	836,911
33,000	Norfolk Southern Corp	3,063,390
23,714	Northrop Grumman Corp	2,717,862
17,251	Owens-Illinois Inc (b)	617,241
11,720	Pall Corp	1,000,302
15,763	Parker Hannifin Corp	2,027,752
21,523	Pentair Ltd	1,671,691
11,948	PerkinElmer Inc	492,616
15,632	Precision Castparts Corp	4,209,698
34,128	Raytheon Co	3,095,410
29,552	Republic Services Inc	981,126
14,787	Rockwell Automation Inc	1,747,232
15,343	Rockwell Collins Inc	1,134,155
10,713	Roper Industries Inc	1,485,679
5,415	Ryder System Inc	399,519
20,045	Sealed Air Corp	682,532
5,921	Snap-on Inc	648,468
17,098	Stanley Black & Decker Inc	1,379,638
8,765	Stericycle Inc (b)	1,018,230
45,100	TE Connectivity Ltd	2,485,461
28,692	Textron Inc	1,054,718
38,339	Thermo Fisher Scientific Inc	4,269,048
48,700	Tyco International Ltd	1,998,648
49,201	Union Pacific Corp	8,265,768
76,363	United Parcel Service Inc Class B	8,024,224
90,359	United Technologies Corp	10,282,854
13,478	Vulcan Materials Co	800,863
45,800	Waste Management Inc	2,055,046
9,271	Waters Corp (b)	927,100
18,565	Xylem Inc	642,349

		194,164,202

Technology — 12.18%
67,913	Accenture PLC Class A	5,583,807
50,319	Adobe Systems Inc (b)	3,013,102
17,959	Akamai Technologies Inc (b)	847,306
33,104	Altera Corp	1,076,873

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Technology — (continued)
32,052	Analog Devices Inc	$1,632,408
96,116	Apple Inc (c)	53,931,649
132,496	Applied Materials Inc	2,343,854
24,031	Autodesk Inc (b)	1,209,480
58,293	Broadcom Corp Class A	1,728,388
35,634	CA Inc	1,199,084
30,544	Cerner Corp (b)	1,702,523
19,402	Citrix Systems Inc (b)	1,227,177
32,070	Cognizant Technology Solutions Corp Class A (b)	3,238,429
15,726	Computer Sciences Corp	878,769
4,713	Dun & Bradstreet Corp	578,521
32,787	Electronic Arts Inc (b)	752,134
219,833	EMC Corp	5,528,800
31,199	Fidelity National Information Services Inc	1,674,762
5,891	First Solar Inc (b)	321,884
28,388	Fiserv Inc (b)	1,676,311
207,757	Hewlett-Packard Co	5,813,041
532,673	Intel Corp	13,828,191
109,038	International Business Machines Corp (c)	20,452,258
30,430	Intuit Inc	2,322,418
18,464	KLA-Tencor Corp	1,190,189
18,003	Lam Research Corp (b)	980,263
23,672	Linear Technology Corp	1,078,260
63,221	LSI Corp	696,695
20,619	Microchip Technology Inc (a)	922,700
108,848	Micron Technology Inc (b)	2,368,533
811,030	Microsoft Corp (c)	30,356,853
37,938	NetApp Inc	1,560,769
64,922	NVIDIA Corp	1,040,050
374,881	Oracle Corp	14,342,947
34,427	Paychex Inc	1,567,461
20,761	Pitney Bowes Inc	483,731
180,477	QUALCOMM Inc	13,400,417
19,954	Red Hat Inc (b)	1,118,222
58,388	Salesforce.com Inc (b)	3,222,434
24,131	SanDisk Corp	1,702,201
33,629	Seagate Technology PLC	1,888,605
17,938	Teradata Corp (b)	816,000
117,796	Texas Instruments Inc	5,172,422
22,836	Western Digital Corp	1,915,940
123,625	Xerox Corp	1,504,516
27,160	Xilinx Inc	1,247,187

		221,137,564

Utilities — 2.73%
64,569	AES Corp	936,896
11,706	AGL Resources Inc	552,874
25,819	Ameren Corp	933,615
51,919	American Electric Power Co Inc	2,426,694
45,276	CenterPoint Energy Inc	1,049,498
27,686	CMS Energy Corp	741,154
30,994	Consolidated Edison Inc	1,713,348
61,139	Dominion Resources Inc	3,955,082
17,988	DTE Energy Co	1,194,223
75,078	Duke Energy Corp	5,181,133
34,540	Edison International	1,599,202

Shares		Fair Value

Utilities — (continued)
19,141	Entergy Corp	$1,211,051
91,105	Exelon Corp	2,495,366
44,217	FirstEnergy Corp	1,458,277
8,508	Integrys Energy Group Inc	462,920
45,264	NextEra Energy Inc	3,875,504
32,535	NiSource Inc	1,069,751
33,610	Northeast Utilities	1,424,728
34,097	NRG Energy Inc	979,266
24,835	Pepco Holdings Inc	475,094
46,742	PG&E Corp	1,882,768
12,032	Pinnacle West Capital Corp	636,733
67,097	PPL Corp	2,018,949
54,770	Public Service Enterprise Group Inc	1,754,831
14,015	SCANA Corp	657,724
24,143	Sempra Energy	2,167,076
92,731	Southern Co	3,812,171
21,177	TECO Energy Inc (a)	365,091
24,477	Wisconsin Energy Corp	1,011,879
52,925	Xcel Energy Inc	1,478,725
		49,521,623

TOTAL COMMON STOCK — 97.12% (Cost $1,179,020,628)		$1,763,334,392

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.37%
$ 3,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 01/02/2014	2,999,999
40,000,000	Federal Home Loan Bank
	0.04%, 01/03/2014	39,999,922
		42,999,921

U.S. Treasury Bonds and Notes — 0.15%
2,700,000	U.S. Treasury Bills(d)
	0.07%, 06/26/2014	2,699,079

Reverse Repurchase Agreements — 0.29%
1,228,876	Undivided interest of 2.53% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $1,228,876 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (e)	1,228,876

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Reverse Repurchase Agreements — (continued)
$ 1,228,876	Undivided interest of 3.06% in a reverse repurchase agreement (principal amount/value $40,139,316 with a maturity value of $40,139,327) with RBC Capital Markets Corp, 0.01%, dated 12/31/13 to be repurchased at $1,228,876 on 1/2/14 collateralized by various U.S. Government Agency securities, 2.50% - 4.00%, 12/1/26 - 1/1/44, with a value of $40,942,102. (e)	$1,228,876

258,708	Undivided interest of 3.15% in a reverse repurchase agreement (principal amount/value $8,224,682 with a maturity value of $8,224,682) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $258,708 on 1/2/14 collateralized by U.S. Treasury securities, 0.13% - 9.88%, 1/31/14 - 2/15/43, with a value of $8,389,328. (e)(f)	258,708

Principal Amount			Fair Value

Reverse Repurchase Agreements — (continued)
$ 1,228,876	Undivided interest of 3.99% in a reverse repurchase agreement (principal amount/value $30,782,806 with a maturity value of $30,782,840) with Citigroup Global Markets Inc, 0.02%, dated 12/31/13 to be repurchased at $1,228,876 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.08% - 11.00%, 12/15/15 - 8/15/53, with a value of $31,398,462. (e)		$1,228,876

1,228,876	Undivided interest of 5.00% in a reverse repurchase agreement (principal amount/value $24,572,243 with a maturity value of $24,572,257) with HSBC Securities (USA) Inc, 0.01%, dated 12/31/13 to be repurchased at $1,228,876 on 1/2/14 collateralized by a U.S. Treasury security, 0.88%, 9/15/16, with a value of $25,063,775. (e)		1,228,876
			5,174,212

TOTAL SHORT TERM INVESTMENTS — 2.81% (Cost $50,873,212)			$50,873,212

TOTAL INVESTMENTS — 99.93% (Cost $1,229,893,840)		$	1,814,207,604
OTHER ASSETS & LIABILITIES, NET — 0.07%		$	1,360,160
TOTAL NET ASSETS — 100.00%		$	1,815,567,764

(a)	All or a portion of the security is on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
(f)	The rate of the reverse repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

At December 31, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500® Emini Long Futures	625	USD	$ 57,534,375	March 2014	$1,506,192

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West S&P 500® Index Fund

ASSETS:
Investments in securities, fair value (including $5,048,839 of securities on loan)(a)	$1,809,033,392
Reverse repurchase agreements, fair value(b)	5,174,212
Cash	10,027,432
Subscriptions receivable	2,313,378
Variation margin on futures contracts	200,798
Dividends receivable	2,369,928

Total Assets	1,829,119,140

LIABILITIES:
Payable to investment adviser	933,296
Payable upon return of securities loaned	5,174,212
Redemptions payable	6,719,852
Payable for investments purchased	721,870
Payable for distribution fees	2,146

Total Liabilities	13,551,376

NET ASSETS	$1,815,567,764

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,100,396
Paid-in capital in excess of par	1,221,927,846
Net unrealized appreciation on investments and futures contracts	585,819,956
Accumulated net realized loss on investments and futures contracts	(3,280,434)

NET ASSETS	$1,815,567,764

NET ASSETS BY CLASS
Initial Class	$1,803,942,979

Class L	$11,624,785

CAPITAL STOCK:
Authorized
Initial Class	180,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	110,138,256
Class L	865,705

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$16.38

Class L	$13.43

(a) Cost of investments	$1,224,719,628
(b) Cost of reverse repurchase agreements	$5,174,212

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West S&P 500® Index Fund

INVESTMENT INCOME:
Interest	$8,261
Income from securities lending	85,630
Dividends	32,506,239
Foreign withholding tax	(7,871)

Total Income	32,592,259

EXPENSES:
Management fees	9,349,134
Distribution fees - Class L	16,193

Total Expenses	9,365,327

Less amount waived by distributor - Class L	41

Net Expenses	9,365,286

NET INVESTMENT INCOME	23,226,973

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	10,333,098
Net realized gain on futures contracts	10,237,184

Net Realized Gain on Investments	20,570,282

Net change in unrealized appreciation on investments	377,728,738
Net change in unrealized appreciation on futures contracts	1,469,322

Net Change in Unrealized Appreciation on Investments	379,198,060

Net Realized and Unrealized Gain on Investments and Futures Contracts	399,768,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$422,995,315

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West S&P 500® Index Fund

OPERATIONS:
Net investment income	$23,226,973	$19,772,715
Net realized gain on investments	20,570,282	14,374,090
Net change in unrealized appreciation on investments	379,198,060	121,520,022

Net Increase in Net Assets Resulting from Operations	422,995,315	155,666,827

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(29,730,482)	(19,547,815)
Class L	(212,595)	(80,386)

From net investment income	(29,943,077)	(19,628,201)

From net realized gains
Initial Class	(11,145,392)	(12,452,940)
Class L	(76,189)	(45,150)

From net realized gains	(11,221,581)	(12,498,090)

Total Distributions	(41,164,658)	(32,126,291)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	622,683,562	617,280,746
Class L	8,287,969	4,132,112
Shares issued in reinvestment of distributions
Initial Class	40,875,874	32,000,755
Class L	288,784	125,536
Shares redeemed
Initial Class	(508,176,310)	(443,289,333)
Class L	(2,320,550)	(940,293)

Net Increase in Net Assets Resulting from Capital Share Transactions	161,639,329	209,309,523

Total Increase in Net Assets	543,469,986	332,850,059

NET ASSETS:
Beginning of year	1,272,097,778	939,247,719

End of year	$1,815,567,764	$1,272,097,778

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	42,426,713	49,517,088
Class L	659,969	391,836
Shares issued in reinvestment of distributions
Initial Class	2,613,484	2,550,553
Class L	22,213	12,009
Shares redeemed
Initial Class	(34,393,663)	(35,324,414)
Class L	(187,179)	(89,872)

Net Increase	11,141,537	17,057,200

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West S&P 500® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$12.75		$11.34		$11.41	$10.13	$8.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(a)	0.21	(a)	0.19	0.15	0.15
Net realized and unrealized gain (loss)	3.79		1.53		(0.02)	1.30	1.95

Total From Investment Operations	4.01		1.74		0.17	1.45	2.10

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.20)		(0.19)	(0.15)	(0.15)
From net realized gains	(0.10)		(0.13)		(0.05)	(0.02)	–

Total Distributions	(0.38)		(0.33)		(0.24)	(0.17)	(0.15)

NET ASSET VALUE, END OF YEAR	$16.38		$12.75		$11.34	$11.41	$10.13

TOTAL RETURN(b)	31.62%		15.42%		1.50%	14.37%	25.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,803,943		$1,268,188		$938,707	$913,786	$756,638
Ratio of expenses to average net assets	0.60%		0.60%		0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.49%		1.70%		1.47%	1.47%	1.76%
Portfolio turnover rate(c)	4%		6%		9%	13%	15%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	(a)
Great-West S&P 500® Index Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.55		$9.52		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	(b)	0.17	(b)	0.25
Net realized and unrealized gain (loss)	3.13		1.27		(0.45)

Total From Investment Operations	3.28		1.44		(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.28)		(0.25)
From net realized gains	(0.10)		(0.13)		(0.03)

Total Distributions	(0.40)		(0.41)		(0.28)

NET ASSET VALUE, END OF YEAR	$13.43		$10.55		$9.52

TOTAL RETURN(c) (d)	31.28%		15.16%		(1.95%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$11,625		$3,909		$540
Ratio of expenses to average net assets
Before waiver	0.85%		0.85%		0.86%	(f)
After waiver	0.85%		0.85%		0.84%	(f)
Ratio of net investment income to average net assets
Before waiver	1.24%		1.58%		1.69%	(f)
After waiver	1.24%		1.58%		1.70%	(f)
Portfolio turnover rate(g)	4%		6%		9%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Notes to Financial Statements

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The

Annual Report - December 31, 2013

inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$1,724,126,119	$—	$—	$1,724,126,119
Foreign Common Stock	39,208,273	—	—	39,208,273
Short Term Investments	—	50,873,212	—	50,873,212
Derivative Investments:
Futures Contracts (a)	1,506,192	—	—	1,506,192

Total Investments	$1,764,840,584	$50,873,212	$0	$1,815,713,796

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities

Annual Report - December 31, 2013

lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$6,716,104	$(6,716,104)

Annual Report - December 31, 2013

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012

Distributions paid from:
Ordinary income	$27,915,774	$19,552,078
Long-term capital gain	13,248,884	12,574,213

	$41,164,658	$32,126,291

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$–
Undistributed capital gains	7,218,693

Net accumulated earnings	7,218,693

Net unrealized appreciation on investments	575,320,829
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$582,539,522

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2.  RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in

Annual Report - December 31, 2013

excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 552 futures contracts for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

Asset Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$1,506,192(a)

(a) Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$10,237,184	Net change in unrealized appreciation on futures contracts	$1,469,322

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total

Annual Report - December 31, 2013

compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $191,038,578 and $60,109,768, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $1,238,886,775. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $640,726,015 and gross depreciation of investments in which there was an excess of tax cost over value of $65,405,186 resulting in net appreciation of $575,320,829.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $5,048,839 and received collateral of $5,174,212 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

8. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circut. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $170,136.

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P 500® Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P 500® Index Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014